Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Schedule of income statement items by nature of cost
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses, and general and administrative expenses include the following items by nature of cost:

		Year ended December 31,
in € thousand	Note	2025	2024	2023
Consulting and other purchased services		68,638	65,783	80,988
Cost of services and change in inventory		15,001	13,681	11,417
Employee benefit expense other than share-based compensation	5.7	89,386	83,028	72,997
Share-based compensation expense	5.7	9,571	8,710	6,276
Raw materials and consumables used		15,253	21,982	14,113
Depreciation and amortization and impairment	5.12/13/14	22,645	19,586	16,853
Building and energy costs		15,662	13,908	13,088
Supply, office and IT costs		9,711	7,682	11,663
License fees and royalties		3,648	4,065	5,492
Advertising costs		9,040	16,781	13,361
Warehousing and distribution costs		4,595	5,790	3,939
Travel and transportation costs		1,634	3,197	2,700
Other expenses		2,337	3,593	4,432
OPERATING EXPENSES		267,120	267,788	257,320

Schedule of principal accountant fees and services
Principal Accountant Fees and Services
PricewaterhouseCoopers Audit and Deloitte & Associés served as independent auditors for the year ended December 31, 2025 and for all other reporting periods presented. The table below shows fees charged by those firms and member firms of their networks to Valneva and consolidated subsidiaries in the years ended December 31, 2025, 2024, and 2023.

	Year ended December 31,
	PricewaterhouseCoopers						Deloitte & Associés
in € thousand	2025	%	2024	%	2023	%	2025	%	2024	%	2023	%
Audit fees	1,182	74%	1,710	89%	2,076	98%	1,029	100%	1,311	89%	1,902	99%
provided by the statutory auditor	1,082	68%	1,272	66%	1,539	73%	939	91%	1,185	80%	1,622	84%
provided by the statutory auditor's network	100	6%	439	23%	537	25%	90	9%	126	9%	280	15%
Audit-related Fees	—	%	—	%	—	%	—	%	—	%	—	%
provided by the statutory auditor	—	%	—	%	—	%	—	%	—	%	—	%
provided by the statutory auditor's network	—	%	—	%	—	%	—	%	—	%	—	%
Tax Services	122	8%	45	2%	40	2%	—	%	—	%	—	%
provided by the statutory auditor's network	122	8%	45	2%	40	2%	—	%	—	%	—	%
All Other Fees	292	18%	163	8%	—	%	—	%	163	11%	19	1%
Total	1,596	100%	1,918	100%	2,116	100%	1,029	100%	1,474	100%	1,921	100%